Investment Objectives and Goals - iShares Technology Opportunities Active ETF	Apr. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	ISHARES TECHNOLOGY OPPORTUNITIES ACTIVE ETF Ticker: TEK Stock Exchange: NYSE ARCA
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares Technology Opportunities Active ETF (the “Fund”) (formerly known as “BlackRock Technology Opportunities ETF”) seeks to provide long-term capital appreciation.